Note 4 - Securities Available for Sale (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Available-for-sale Securities [Table Text Block]
(Dollars in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 20 20
Mortgage-backed securities:
Federal National Mortgage Association (FNMA)	$68,699	1,313	(3)	70,009
Federal Home Loan Mortgage Corporation (FHLMC)	31,025	327	0	31,352
Collateralized mortgage obligations:
FNMA	97	6	0	103
	99,821	1,646	(3)	101,464
Other marketable securities:
U.S. Government agency obligations	45,029	204	0	45,233
Municipal obligations	725	1	0	726
Corporate obligations	37	0	0	37
Corporate preferred stock	700	0	(70)	630
	46,491	205	(70)	46,626
	$146,312	1,851	(73)	148,090

December 31, 201 9
Mortgage-backed securities:
FNMA	$46,604	47	(65)	46,586
FHLMC	8,004	88	0	8,092
Collateralized mortgage obligations:
FNMA	169	4	0	173
	54,777	139	(65)	54,851
Other marketable securities:
U.S. Government agency obligations	49,974	39	(21)	49,992
Municipal obligations	1,969	7	0	1,976
Corporate obligations	108	0	0	108
Corporate preferred stock	700	0	(35)	665
	52,751	46	(56)	52,741
	$107,528	185	(121)	107,592

Contractual Obligation, Fiscal Year Maturity [Table Text Block]
	Payments Due by Period
(Dollars in thousands)	Total	Less than 1 Year	1-3 Years	4-5 Years	More than 5 Years
Contractual Obligations:
Annual rental commitments under non-cancellable operating leases	$3,379	896	1,739	744	0
Total contractual obligations	$3,379	896	1,739	744	0

Schedule of Unrealized Loss on Investments [Table Text Block]
	Less Than Twelve Months			Twelve Months or More			Total
(Dollars in thousands)	# of Investments	Fair Value	Unrealized Losses	# of Investments	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
December 31, 2020
Mortgage backed securities:
FNMA	1	$4,956	(3)	0	$0	0	$4,956	(3)
Other marketable securities:
Corporate preferred stock	0	0	0	1	630	(70)	630	(70)
Total temporarily impaired securities	1	$4,956	(3)	1	$630	(70)	$5,586	(73)

December 31, 2019
Mortgage backed securities:
FNMA	4	$12,143	(65)	0	$0	0	$12,143	(65)
Other marketable securities:
U.S. Government agency obligations	0	0	0	4	19,972	(21)	19,972	(21)
Corporate preferred stock	0	0	0	1	665	(35)	665	(35)
Total temporarily impaired securities	4	$12,143	(65)	5	$20,637	(56)	$32,780	(121)

Available-for-sale Securities [Member]
Notes Tables
Contractual Obligation, Fiscal Year Maturity [Table Text Block]
(Dollars in thousands)	Amortized Cost	Fair Value
Due one year or less	$71,923	72,677
Due after one year through five years	64,016	64,951
Due after five years through ten years	9,558	9,715
Due after ten years	815	747
Total	$146,312	148,090